LICENSE AGREEMENTS (Details Narrative) - USD ($)		12 Months Ended
	Aug. 25, 2021	Mar. 31, 2023	Mar. 31, 2022
Shares issued, shares		100,000
Stock Issued During Period, Value, New Issues		$ 26,000
Technology Rights Agreement [Member]
Amortization expense		1,080,000	$ 540,000
Amortization, Year one		1,080,000
Amortization, Year two		1,080,000
Amortization, Year three		1,080,000
Amortization, Year four		1,080,000
Amortization, Year five		1,080,000
Amortization, After year five		$ 5,400,000
Hydrenesis-Delta Systems, LLC [Member]
Consideration arrangements, description		The consideration for the Equipment Rights consists of the sum of $2,500,000, with $500,000 in cash paid at closing, and $500,000 to be paid on the first day of the next calendar quarter, plus $250,000 to be paid on the first day of each successive calendar quarter until the amount is paid in full
Consideration transferred		$ 2,500,000
Consideration for the equipment rights		500,000
Payments to related party			4,750,000
Accounts payable		$ 1,250,000	$ 1,250,000
Hydrenesis-Delta Systems, LLC [Member] | Technology Rights Agreement [Member]
Consideration arrangements, description		Per the Terms set forth in the Technology Rights Agreement, the consideration is defined as the sum of $10,000,000, consisting of $2,500,000 in cash at closing, and an additional $1,000,000 within 60 days after closing, and $6,500,000 worth of unrestricted common shares of stock in the parent company, NSI, at a stipulated share price of $0.505
Consideration transferred	$ 8,262,376	$ 10,000,000
Share price	$ 0.37	$ 0.505
Shares issued, shares		12,871,287
Stock Issued During Period, Value, New Issues	$ 4,762,376
Royalty fee, percentage	12.50%
Hydrenesis-Delta Systems, LLC [Member] | Technology Rights Agreement [Member] | Unrestricted Common Shares [Member]
Consideration for the equipment rights		$ 6,500,000
Hydrenesis-Delta Systems, LLC [Member] | First Day of Next Calendar [Member]
Consideration for the equipment rights		500,000
Hydrenesis-Delta Systems, LLC [Member] | First Day of Each Successive Calendar [Member]
Consideration for the equipment rights		250,000
Hydrenesis-Delta Systems, LLC [Member] | At Closing [Member] | Technology Rights Agreement [Member]
Consideration for the equipment rights		2,500,000
Hydrenesis-Delta Systems, LLC [Member] | After Closing [Member] | Technology Rights Agreement [Member]
Consideration for the equipment rights		$ 1,000,000
Hydrenesis-Delta Systems, LLC [Member]
Ownership percentage	100.00%